Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Summary of the warrant activity
	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2019:	1,813,053	$0.20
Granted	6,500,000	$0.20
Forfeited/canceled	480,352	$0.20
Exercised	-	-
Outstanding at September 30, 2020	7,832,701	$0.20
Exercisable at September 30, 2020	7,832,701	$0.20

	Number of Warrants	Weighted-Average Exercise Price
Outstanding, December 31, 2017	-	-
Granted	1,813,053	0.20
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2018	1,813,053	-
Granted	-	-
Exercised	-
Expired	-
Outstanding, December 31, 2019	1,813,053	0.20

Exercisable Warrants:
December 31, 2019	1,813,053	0.20
December 31, 2018	1,813,053	0.20

Summary of the stock option activity
	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2019	40	$877.50
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, September 30, 2020	40	$877.50
Exercisable, September 30, 2020	40	$877.50

	Number of Options	Weighted-Average Exercise Price
Outstanding, December 31, 2017	1,246	1,320.00
Granted	-	-
Exercised	-	-
Expired	(133)	1,020.00
Outstanding, December 31, 2018	1,113	1,320.00
Granted	-	-
Exercised	-	-
Expired	(1,073)	1,500.00
Outstanding, December 31, 2019	40	877.50

Exercisable Options:
December 31, 2019	40	877.50
December 31, 2018	1,113	1,320.00

Summary of outstanding and exercisable stock options
			Outstanding Options						Exercisable Options
	Range of Exercise Prices		Number of Options		Weighted-Average Remaining Contractual Life		Weighted-Average Exercise Price		Number of Options		Weighted-Average Exercise Price
$750.00 to$2,225.00		40		0.89		$877.50		40		$877.50